Commitments and Contingencies (Details) € in Millions, $ in Millions					9 Months Ended		12 Months Ended
	Apr. 17, 2020 EUR (€)	Jun. 17, 2019 USD ($)	May 14, 2019 USD ($)	Jul. 14, 2018 USD ($)	Sep. 30, 2021 USD ($) claim month metricTons	Sep. 30, 2021 EUR (€) month	Dec. 31, 2015	Dec. 19, 2018 EUR (€)
Tronox Litigation
Loss Contingencies [Line Items]
Gain contingency			$ 75
Affirmative defenses and counterclaims value		$ 400
Neste Engineering Services Arbitration
Loss Contingencies [Line Items]
Loss contingency accrual					$ 17			€ 14
Calais Pipeline Matter
Loss Contingencies [Line Items]
Number of pending claims | claim					2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought					$ 14	€ 12
Gasum Arbitration | Skangass Oy (Gasum LNG Oy)
Loss Contingencies [Line Items]
Damages sought	€ 27				$ 32
Scarlino Gypsum Dispoal
Loss Contingencies [Line Items]
Annual capacity | metricTons					80,000
Global nameplate capacity					13.00%
Tronox Limited
Loss Contingencies [Line Items]
Break fee				$ 75
Skangass Oy (Gasum LNG Oy)
Loss Contingencies [Line Items]
Supply agreement original term (years)							10 years
Supply agreement, number of months notice required for termination | month					12	12